Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010	Sep. 27, 2009
Income Tax Expense (Benefit) [Abstract]
Cumulative undistributed earnings of foreign subsidiaries and equity investees	$ 1,500,000,000
Net change in total valuation allowance	16,800,000	49,300,000
Previously unrecognized deferred tax assets and valuation allowance		32,000,000
Capital loss carryforwards	7,100,000
Capital loss carryforwards expiration date	2015
Foreign net operating losses	318,000,000
Taxes currently payable	50,800,000	30,100,000
Gross unrecognized tax benefits	75,300,000	52,900,000	68,400,000	49,100,000
Unrecognized tax benefits affecting the effective tax rate if recognized	39,700,000
Accrued interest and penalties	$ 5,500,000	$ 6,200,000